Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001105128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2011
SCOUT STOCK FUND (Prospectus Summary) | SCOUT STOCK FUND | SCOUT STOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBSX
SCOUT MID CAP FUND (Prospectus Summary) | SCOUT MID CAP FUND | SCOUT MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBMX
SCOUT SMALL CAP FUND (Prospectus Summary) | SCOUT SMALL CAP FUND | SCOUT SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBHX
SCOUT INTERNATIONAL FUND (Prospectus Summary) | SCOUT INTERNATIONAL FUND | SCOUT INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBWX
SCOUT INTERNATIONAL DISCOVERY FUND (Prospectus Summary) | SCOUT INTERNATIONAL DISCOVERY FUND | SCOUT INTERNATIONAL DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBDX
SCOUT GLOBAL EQUITY FUND (Prospectus Summary) | SCOUT GLOBAL EQUITY FUND | SCOUT GLOBAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGLX
SCOUT CORE BOND FUND (Prospectus Summary) | SCOUT CORE BOND FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCCIX
SCOUT CORE BOND FUND (Prospectus Summary) | SCOUT CORE BOND FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCCYX
SCOUT CORE PLUS BOND FUND (Prospectus Summary) | SCOUT CORE PLUS BOND FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPZX
SCOUT CORE PLUS BOND FUND (Prospectus Summary) | SCOUT CORE PLUS BOND FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPYX
SCOUT UNCONSTRAINED BOND FUND (Prospectus Summary) | SCOUT UNCONSTRAINED BOND FUND | SCOUT UNCONSTRAINED BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUBFX